Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Other reserves.
Schedule of other reserves

			Foreign
	Share-based		currency
	compensation	Contribution	translation
	reserve	reserve	reserve	Total
Balance at January 1, 2024	—	6,069	—	6,069
Waiver of related party balances (Note)	—	47,106	—	47,106
Balance at December 31, 2024	—	53,175	—	53,175
Share-based compensation expense	591	—	—	591
Waiver of related party balances (Note)	—	948	—	948
Foreign currency translation	—	—	(1,324)	(1,324)
Balance at December 31, 2025	591	54,123	(1,324)	53,390

Note:

Amount refers to waiver of loans by affiliates of the Company for certain cryptocurrencies loans, advances, payment on behalf and intercompany payables.